united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22655

Northern Lights Fund Trust III

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

Eric Kane

80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2688

Date of fiscal year end: 12/31

Date of reporting period: 6/30/18

Item 1. Reports to Stockholders.

ACM Dynamic Opportunity Fund
Class A Shares – ADOAX
Class I Shares – ADOIX

Semi-Annual Report
June 30, 2018

1-844-798-3833

www.acm-funds.com

Distributed by Northern Lights Distributors, LLC
Member FINRA

ACM Dynamic Opportunity Fund
Portfolio Review (Unaudited)
June 30, 2018

The Fund’s performance figures* for the periods ended June 30, 2018, compared to its benchmarks:

			Since
	Six Month	1 Year	Inception****
ACM Dynamic Opportunity Fund - Class A	1.52%	9.30%	5.41%
ACM Dynamic Opportunity Fund - Class A with load	(4.31)%	3.04%	3.60%
ACM Dynamic Opportunity Fund - Class I	1.63%	9.62%	5.63%
S&P 500 Total Return Index **	2.65%	14.37%	11.27%
HFRX Equity Hedge Index ***	0.24%	6.28%	2.42%

*	The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The Fund’s adviser has contractually agreed to waive its fees and reimburse expenses of the Fund, at least until April 30, 2019, to ensure that Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement (exclusive of any taxes, interest, brokerage commissions, dividend expense on securities sold short, acquired fund fees and expenses, or extraordinary expenses such as litigation or reorganization costs) will not exceed 2.40% and 2.15% of average daily net assets attributable to Class A and Class I shares, respectively, per the most recent prospectus. The Fund’s total gross operating expenses, per the most recent prospectus is 2.11% and 1.86% for Class A and Class I shares, respectively. Class A shares are subject to a maximum sales charge of 5.75%. Redemptions made within 30 days of purchase may be assessed a redemption fee of 1.00%. For performance information current to the most recent month-end, please call 1-844-798-3833.

**	The S&P 500 Total Return Index, is a market capitalization-weighted index of 500 widely held common stocks. Investors cannot invest directly in an index.

***	Hedge Fund Research (HFRX) Equity Hedge Index. HFRX is the established global leader in the indexation, analysis and research of the hedge fund industry. With over 150 indices ranging from broad composites down to specific, niche areas of sub-strategy and regional investment focus, the HFRX Indices are considered the industry standard benchmarks of hedge fund performance. Investors cannot invest directly in an index.

****	Inception date is January 20, 2015.

Portfolio Composition as of June 30, 2018	% of Net Assets
Internet	12.7%
Commercial Services	10.4%
Diversified Financial Services	5.9%
Software	5.3%
Oil & Gas	4.5%
Transportation	3.4%
Banks	3.0%
Retail	2.6%
Biotechnology	2.3%
Semiconductors	2.1%
Other assets in excess of liabilities - net	47.8%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed listing of the Fund’s holdings.

ACM Dynamic Opportunity Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2018

Shares		Value
	COMMON STOCK - 62.0%
	AEROSPACE/DEFENSE - 1.7%
4,500	Boeing Co.	$1,509,795

	BANKS - 3.0%
26,500	Citigroup, Inc. ^	1,773,380
3,300	SVB Financial Group *^	952,908
		2,726,288
	BIOTECHNOLOGY - 2.3%
4,600	Ligand Pharmaceuticals, Inc. *	952,982
6,700	Vertex Pharmaceuticals, Inc. *#^	1,138,732
		2,091,714
	CHEMICALS - 1.1%
10,000	Eastman Chemical Co. ^	999,600

	COMMERCIAL SERVICES - 10.4%
9,000	Global Payments, Inc. ^	1,003,410
19,000	Green Dot Corp. *#^	1,394,410
18,500	PayPal Holdings, Inc. *^	1,540,495
19,000	Square, Inc. *^	1,171,160
11,000	TransUnion	788,040
25,000	TriNet Group, Inc. *^	1,398,500
7,000	United Rentals, Inc. *^	1,033,340
13,000	Worldpay, Inc. *^	1,063,140
		9,392,495
	COMPUTERS - 1.3%
9,500	EPAM Systems, Inc. *^	1,181,135

	DIVERSIFIED FINANCIAL SERVICES - 5.9%
35,000	Charles Schwab Corp. ^	1,788,500
15,500	Intercontinental Exchange, Inc. ^	1,140,025
15,500	LPL Financial Holdings, Inc.	1,015,870
10,500	Visa, Inc. ^	1,390,725
		5,335,120
	ENGINEERING & CONSTRUCTION - 1.3%
15,000	TopBuild Corp. *^	1,175,100

	ENTERTAINMENT - 1.4%
33,500	Stars Group, Inc. *^	1,216,050

	HEALTHCARE PRODUCTS - 1.7%
3,300	Intuitive Surgical, Inc. *	1,578,984

	INTERNET - 12.7%
1,950	Alphabet, Inc. *^	2,201,921
1,400	Amazon.com, Inc. *^	2,379,720
17,000	Baozun, Inc. *^	929,900
7,000	Facebook, Inc. *^	1,360,240
12,000	GrubHub, Inc. *^	1,258,920
7,700	Palo Alto Networks, Inc. *	1,582,119
22,500	Twilio, Inc. *	1,260,450
6,500	Weibo Corp. *^	576,940
		11,550,210
	OIL & GAS - 3.8%
23,200	ConocoPhillips	1,615,183
7,200	Diamondback Energy, Inc. ^	947,304
7,000	EOG Resources, Inc.	871,010
		3,433,497
	PHARMACEUTICALS - 1.0%
10,000	PRA Health Sciences, Inc. *^	933,600

	RETAIL - 2.6%
28,208	Floor & Decor Holdings, Inc. *^	1,391,501
7,500	Lululemon Athletica, Inc. *^	936,375
		2,327,876

See accompanying notes to financial statements.

ACM Dynamic Opportunity Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2018

Shares				Value
	SEMICONDUCTORS - 2.1%
18,500	Micron Technology, Inc. *			$970,140
4,000	NVIDIA Corp. ^			947,600
				1,917,740
	SOFTWARE - 5.3%
15,000	Activision Blizzard, Inc.			1,144,800
17,500	Atlassian Corp. PLC *^			1,094,100
30,000	Box, Inc. *			749,700
26,000	Five9, Inc. *^			898,820
9,364	Splunk, Inc. *^			928,066
				4,815,486
	TELECOMMUNICATIONS - 1.0%
3,500	Arista Networks, Inc. *^			901,215

	TRANSPORTATION - 3.4%
52,500	Covenant Transportation Group, Inc. *			1,653,750
14,500	XPO Logistics, Inc. *^			1,452,610
				3,106,360

	TOTAL COMMON STOCK (Cost $45,637,122)			56,192,265

	LIMITED PARTNERSHIPS - 2.3%
	OIL & GAS - 0.7%
21,000	Viper Energy Partners LP			670,110

	PRIVATE EQUITY - 1.6%
45,000	Apollo Global Management LLC ^			1,434,150
	TOTAL LIMITED PARTNERSHIPS (Cost $1,700,576)			2,104,260

	SHORT TERM INVESTMENTS - 4.4%
	U.S. TREASURY BILLS - 4.4% +
1,000,000	United States Treasury Bill, 0.00%, 7/5/2018 ^			999,862
1,000,000	United States Treasury Bill, 0.00%, 8/2/2018 ^			998,446
1,000,000	United States Treasury Bill, 0.00%, 9/6/2018 ^			996,567
1,000,000	United States Treasury Bill, 0.00%, 10/4/2018 ^			995,014
	TOTAL SHORT TERM INVESTMENTS (Cost $3,989,774)			3,989,889

			Notional Value at
Contracts **		Counterparty	June 30, 2018	Value
	SCHEDULE OF PUT OPTIONS PURCHASED - 1.4% **
35	Alphabet, Inc.
	Expiration August 2018, Exercise Price $1,125.00	Goldman Sachs	$3,937,500	137,900
10	Amazon.com, Inc.
	Expiration August 2018, Exercise Price $1,650.00	Goldman Sachs	1,650,000	56,000
300	Baozun, Inc.
	Expiration August 2018, Exercise Price $55.00	Goldman Sachs	1,650,000	138,600
275	Box, Inc.
	Expiration July 2018, Exercise Price $25.00	Goldman Sachs	687,500	34,375
140	Facebook, Inc.
	Expiration August 2018, Exercise Price $195.00	Goldman Sachs	2,730,000	124,040
250	Five9, Inc.
	Expiration July 2018, Exercise Price $35.00	Goldman Sachs	875,000	35,000
300	Invesco QQQ Trust Series 1
	Expiration August 2018, Exercise Price $170.00	Goldman Sachs	5,100,000	120,000
200	iShares Russell 2000 ETF
	Expiration July 2018, Exercise Price $160.00	Goldman Sachs	3,200,000	25,200
90	NVIDIA Corp.
	Expiration August 2018, Exercise Price $240.00	Goldman Sachs	2,160,000	137,340
125	SPDR S&P 500 ETF Trust
	Expiration August 2018, Exercise Price $275.00	Goldman Sachs	3,437,500	77,750
100	Splunk, Inc.
	Expiration August 2018, Exercise Price $97.50	Goldman Sachs	975,000	43,000

See accompanying notes to financial statements.

ACM Dynamic Opportunity Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2018

			Notional Value at
Contracts **		Counterparty	June 30, 2018	Value
	SCHEDULE OF PUT OPTIONS PURCHASED - 1.4% ** (Continued)
350	Square, Inc.
	Expiration August 2018, Exercise Price $60.00	Goldman Sachs	$2,100,000	$127,750
350	Twilio, Inc.
	Expiration August 2018, Exercise Price $55.00	Goldman Sachs	1,925,000	143,500
150	VanEck Vectors Semiconductor ETF
	Expiration August 2018, Exercise Price $100.00	Goldman Sachs	1,500,000	41,550
	TOTAL PUT OPTIONS PURCHASED (Cost $1,331,196)			1,242,005

	TOTAL INVESTMENTS (Cost $52,658,668) - 70.1%			63,528,419
	TOTAL CALL OPTIONS WRITTEN (Premiums Received $43,875) - (0.1)%			(43,120)
	TOTAL SECURITIES SOLD SHORT (Proceeds $8,651,157) - (9.6)%			(8,717,555)
	OTHER ASSETS IN EXCESS OF LIABILITIES - 39.6%			35,928,957
	NET ASSETS - 100.0%			$90,696,701

			Notional Value at
Contracts **		Counterparty	June 30, 2018	Value
	SCHEDULE OF CALL OPTIONS WRITTEN - (0.1)% **
112	Green Dot Corp.
	Expiration July 2018, Exercise Price $80.00	Goldman Sachs	896,000	2,800
72	Vertex Pharmaceuticals, Inc.
	Expiration July 2018, Exercise Price $170.00	Goldman Sachs	1,224,000	40,320
	TOTAL CALL OPTIONS WRITTEN - (Premiums Received $43,875)			$43,120

	SECURITIES SOLD SHORT - (9.6)%
	EXCHANGE TRADED FUNDS - (9.6)%
25,500	Invesco QQQ Trust Series 1			4,377,075
16,000	SPDR S&P 500 ETF Trust			4,340,480
	TOTAL SECURITIES SOLD SHORT (Proceeds $8,651,157)			$8,717,555

LP - Limited Partnership

PLC - Public Limited Company

ETF - Exchange Traded Fund

LLC - Limited Liability Company.

*	Non-Income producing security.

**	Each option contract allows the holder of the option to purchase/sell 100 shares of the underlying security at the exercise price.

#	Subject to call options written.

^	All or a portion of the security held as collateral for call options written as of June 30, 2018. Total collateral for call option written is $30,910,408.

+	Interest rate shown is the discounted rate at time of purchase for U.S. Treasury Bills.

See accompanying notes to financial statements.

ACM Dynamic Opportunity Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2018

ASSETS
Investment securities:
At cost	$52,658,668
At value	$63,528,419
Cash	34,701,373
Segregated cash at broker	3,353,935
Receivable for securities sold	229,237
Receivable for fund shares sold	14,030
Dividends and interest receivable	19,527
Prepaid expenses	18,873
TOTAL ASSETS	101,865,394

LIABILITIES
Written options, at value (Premiums received $43,875)	43,120
Securities sold short, at value (Proceeds $8,651,157)	8,717,555
Payable for investments purchased	2,308,997
Payable for fund shares repurchased	6,364
Investment advisory fees payable	90,514
Distribution (12b-1) fees payable	1,441
Payable to related parties	702
TOTAL LIABILITIES	11,168,693
NET ASSETS	$90,696,701

Composition of Net Assets:
Paid in capital	$81,786,466
Accumulated net investment loss	(444,962)
Accumulated net realized loss from investments, written options and securities sold short	(1,448,911)
Net unrealized appreciation on investments, written options and securities sold short	10,804,108
NET ASSETS	$90,696,701

Net Asset Value Per Share:
Class A Shares:
Net Assets	$6,988,695
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	388,636
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share (a)	$17.98
Maximum offering price per share (net asset value plus maximum sales charge of 5.75%)	$19.08
Class I Shares:
Net Assets	$83,708,006
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	4,622,696
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)	$18.11

(a)	The Fund imposes a 1.00% redemption fee for any redemptions of Fund shares occurring within 30 days of purchase.

See accompanying notes to financial statements.

ACM Dynamic Opportunity Fund
STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended June 30, 2018

INVESTMENT INCOME
Dividend Income	$137,576
Interest	92,308
TOTAL INVESTMENT INCOME	229,884

EXPENSES
Advisory fees	480,682
Distribution (12b-1) fees:
Class A	6,805
Administrative services fees	33,919
Interest expense	23,539
Accounting services fees	19,637
Registration fees	12,308
Dividend expense on securities sold short	12,057
Transfer agent fees	11,901
Shareholder servicing fees	11,653
Compliance officer fees	9,959
Audit fees	7,785
Legal fees	7,439
Trustees fees and expenses	7,439
Printing and postage expenses	6,943
Custodian fees	4,248
Insurance expense	362
TOTAL EXPENSES	656,676

NET INVESTMENT LOSS	(426,792)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from:
Investments	719,583
Options written	133,306
Securities sold short	(1,195,522)
Net realized loss	(342,633)
Net change in unrealized appreciation (depreciation) on:
Investments	1,683,404
Options written	(5,909)
Securities sold short	(66,398)
Net change in unrealized appreciation on investments	1,611,097

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	1,268,464

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$841,672

See accompanying notes to financial statements.

ACM Dynamic Opportunity Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended
	June 30, 2018	For the Year Ended
	(Unaudited)	December 31, 2017

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment loss	$(426,792)	$(765,596)
Net realized gain (loss) on investments, options written and securities sold short	(342,633)	2,943,914
Net change in unrealized appreciation on investments, options written and securities sold short	1,611,097	6,635,304
Net increase in net assets resulting from operations	841,672	8,813,622

SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	4,116,835	7,800,235
Class I	25,681,704	41,533,584
Redemption fee proceeds:
Class A	436	46
Class I	86	557
Payments for shares redeemed:
Class A	(1,277,947)	(37,229,707)
Class I	(3,938,749)	(3,680,565)
Net increase from shares of beneficial interest transactions	24,582,365	8,424,150

NET INCREASE IN NET ASSETS	25,424,037	17,237,772

NET ASSETS
Beginning of Period	65,272,664	48,034,892
End of Period *	$90,696,701	$65,272,664
* Includes accumulated net investment loss of:	$(444,962)	$(18,170)

SHARE ACTIVITY
Class A:
Shares Sold	225,336	470,986
Shares Redeemed	(69,320)	(2,156,190)
Net increase (decrease) in shares of beneficial interest outstanding	156,016	(1,685,204)

Class I:
Shares Sold	1,406,103	2,388,563
Shares Redeemed	(215,447)	(222,797)
Net increase in shares of beneficial interest outstanding	1,190,656	2,165,766

See accompanying notes to financial statements.

ACM Dynamic Opportunity Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Year or Period Presented

	Class A
	For the
	Six Months Ended
	June 30, 2018		For Year Ended	For Year Ended	For the Period Ended
	(Unaudited)		December 31, 2017	December 31, 2016	December 31, 2015 (1)

Net asset value, beginning of period	$17.71		$15.07	$15.85	$15.00
Increase (decrease) from investment operations:
Net investment loss (2)	(0.12)		(0.25)	(0.24)	(0.32)
Net realized and unrealized gain (loss) on investments	0.39		2.89	(0.54)	1.17
Total from investment operations	0.27		2.64	(0.78)	0.85
Redemption fees collected (2)	0.00	(3)	0.00 (3)	0.00 (3)	0.00	(3)
Net asset value, end of period	$17.98		$17.71	$15.07	$15.85
Total return (4)	1.52	% (5)	17.52%	(4.92)%	5.67	% (5)
Net assets, at end of period (000s)	$6,989		$4,121	$28,895	$28,257
Ratios/Supplemental Data:
Ratio of net expenses to average net assets including dividends from securities sold short and interest expense (6)	1.94	% (7)	2.10%	2.13%	2.41	% (7)
Ratio of net expenses to average net assets excluding dividends from securities sold short and interest expense (6)	1.88	% (7)	1.98%	2.01%	2.18	% (7)
Ratio of net investment loss to average net assets (6)	(1.33	)% (7)	(1.54)%	(1.54)%	(2.09	)% (7)
Portfolio Turnover Rate	125	% (5)	224%	481%	652	% (5)

(1)	The Fund commenced operations on January 20, 2015.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year/period.

(3)	Represents less than $0.01 per share.

(4)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes reinvestment of all distributions.

(5)	Not annualized.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Annualized for periods less than one full year.

See accompanying notes to financial statements.

ACM Dynamic Opportunity Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Year or Period Presented

	Class I
	For the
	Six Months Ended
	June 30, 2018		For Year Ended	For Year Ended	For the Period Ended
	(Unaudited)		December 31, 2017	December 31, 2016	December 31, 2015 (1)

Net asset value, beginning of period	$17.82		$15.12	$15.86	$15.00
Increase (decrease) from investment operations:
Net investment loss (2)	(0.10)		(0.21)	(0.20)	(0.33)
Net realized and unrealized gain (loss) on investments	0.39		2.91	(0.54)	1.19
Total from investment operations	0.29		2.70	(0.74)	0.86
Redemption fees collected (2)	0.00	(3)	0.00 (3)	0.00 (3)	0.00	(3)
Net asset value, end of period	$18.11		$17.82	$15.12	$15.86
Total return (4)	1.63	% (5)	17.86%	(4.67)%	5.73	% (5)
Net assets, at end of period (000s)	$83,708		$61,152	$19,140	$22,056
Ratios/Supplemental Data:
Ratio of net expenses to average net assets including dividends from securities sold short and interest expense (6)	1.69	% (7)	1.85%	1.88%	2.16	% (7)
Ratio of net expenses to average net assets excluding dividends from securities sold short and interest expense (6)	1.63	% (7)	1.73%	1.76%	1.93	% (7)
Ratio of net investment loss to average net assets (6)	(1.09	)% (7)	(1.24)%	(1.29)%	(2.12	)% (7)
Portfolio Turnover Rate	125	% (5)	224%	481%	652	% (5)

(1)	The Fund commenced operations on January 20, 2015.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year/period.

(3)	Represents less than $0.01 per share.

(4)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes reinvestment of all distributions.

(5)	Not annualized.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Annualized for periods less than one full year.

See accompanying notes to financial statements.

ACM Dynamic Opportunity Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)
June 30, 2018

1.	ORGANIZATION

The ACM Dynamic Opportunity Fund (the “Fund”) is a diversified series of shares of beneficial interest of Northern Lights Fund Trust III (the “Trust”), a statutory trust organized under the laws of the State of Delaware on December 5, 2011, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund commenced operations on January 20, 2015. The Fund seeks long-term capital appreciation with a short-term focus on capital preservation.

The Fund offers Class A and Class I shares. Class A shares are offered at net asset value plus a maximum sales charge of 5.75%. Class I shares of the Fund are sold at NAV without an initial sales charge and are not subject to 12b-1 distribution fees, but have a higher minimum initial investment than Class A shares. All classes are subject to a 1.00% redemption fee on redemptions made with 30 days of the original purchase. Each share class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the year then ended. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

Securities Valuation – Securities are valued at the last sale price on the exchange in which such securities are primarily traded, as of the close of business on the day the securities are being valued. In the absence of a sale on the primary exchange, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. NASDAQ traded securities are valued using the NASDAQ Official Closing Price (“NOCP”). Options contracts listed on a securities exchange or board of trade (not including Index Options contracts) for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale at the mean between the current bid and ask prices on the valuation date. Index Options listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the mean between the current bid and ask prices on the valuation date. Investments in open-end investment companies are valued at net asset value. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board of Trustees (“Board”). The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

ACM Dynamic Opportunity Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2018

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds – The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-end investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

ACM Dynamic Opportunity Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2018

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2018 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Investments *
Common Stock	$56,192,265	$—	$—	$56,192,265
Limited Partnerships	2,104,260	—	—	2,104,260
Short-Term Investments	—	3,989,889	—	3,989,889
Put Options Purchased	1,242,005	—	—	1,242,005
Total Investments	$59,538,530	$3,989,889	$—	$63,528,419

Liabilities *
Call Options Written	$40,320	$2,800	$—	$43,120
Securities Sold Short	8,717,555	—	—	8,717,555
Total Liabilities	$8,757,875	$2,800	$—	$8,760,675

*	Refer to the Portfolio of Investments for industry classification.

The Fund did not hold any Level 3 securities during the six months period ended June 30, 2018.

There were no transfers into or out of any Level during the current year. It is the Fund’s policy to recognize transfers into or out of any Level at the end of the reporting period.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”). ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Security Transactions and Related Income – Security transactions are accounted for on a trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Short Sales – A “short sale” is a transaction in which the Fund sells a security it does not own but has borrowed in anticipation that the market price of the security will decline. The Fund is obligated to replace the security borrowed by purchasing it on the open market at a later date. If the price of the security sold short increases between the time of the short sale and the time a Fund replaces the borrowed security, the Fund will incur a loss, potentially unlimited in size. Conversely, if the price declines, the Fund will realize a gain, limited to the price at which the Fund sold the security short.

Option Transactions – The Fund is subject to equity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against risk. When the Fund writes put and call options, an amount equal to the premium received is included in the statement of assets and liability as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retain the market risk of an unfavorable change in the price of the security underlying the written option.

ACM Dynamic Opportunity Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2018

Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

The notional value of the derivative instruments outstanding as of June 30, 2018, as disclosed in the Portfolio of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the period, as disclosed above and within the Statement of Operations, serve as indicators of the volume of derivative activity for the Fund.

Impact of Derivatives on the Statement of Assets and Liabilities and Statement of Operations

The locations on the Statement of Assets and Liabilities of derivative instruments by type of exposure, all of which are not accounted for as hedging instruments under GAAP, are as follows:

Assets:
		Location of Derivatives on Statement	Fair Value of Asset
Derivative Investment Type	Primary Risk Exposure	of Assets and Liabilities	Derivatives
Put options purchased	Equity Risk	Investment securities, at value	$1,242,005
Total			$1,242,005

Liabilities:
		Location of Derivatives on Statement	Fair Value of Asset
Derivative Investment Type	Primary Risk Exposure	of Assets and Liabilities	Derivatives
Written call options	Equity Risk	Written Options, at value	$43,120
Total			$43,120

The following is a summary of the location of derivative investments on the Fund’s Statement of Operations for the six months period ended June 30, 2018:

Derivative Investment Type	Location of Gain/Loss on Derivative
Options purchased	Net realized loss from investments
Written options	Net realized gain from options written
Options purchased	Net change in unrealized appreciation on investments
Written options	Net change in unrealized depreciation on options written

ACM Dynamic Opportunity Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2018

The following is a summary of the Fund’s realized gain (loss) on derivative investments recognized in the Statement of Operations categorized by primary risk exposure for the six months period ended June 30, 2018:

Realized gain (loss) on derivatives recognized in the Statement of Operations
Total for the
Six Months Period Ended
Derivative Investment Type	June 30, 2018
Options purchased - Equity Risk	$(620,061)
Written options - Equity Risk	133,306
Total	$(486,755)

Changes in unrealized appreciation (depreciation) on derivatives recognized in the Statement of Operations
Total for the
Six Months Period Ended
Derivative Investment Type	June 30, 2018
Options purchased - Equity Risk	$16,045
Written options - Equity Risk	(5,909)
Total	$10,136

Offsetting of Financial Assets and Derivative Liabilities –

The following table presents the Fund’s liability derivatives available for offset under a master netting arrangement net of collateral pledged as of June 30, 2018.

Gross Amounts Not Offset in the
Assets/Liabilities:					Statement of Assets & Liabilities

Gross Amounts
			Offset in the	Net Amounts of
	Gross Amounts of		Statement of	Liabilities Presented			Cash
	Recognized		Assets &	in the Statement of	Financial		Collateral
Description	Assets/Liabilities		Liabilities	Assets & Liabilities	Instruments		Received	Net Amount
Options Written	(43,120	) (1)	—	43,120	(43,120	) (2)	—	—
Total	$(43,120)		$—	$43,120	$(43,120)		$—	$—

(1)	Written options at value as presented in the Portfolio of Investments.

(2)	The amount is limited to the derivative liability balanced and, accordingly, does not include excess collateral pledged.

Dividends and Distributions to Shareholders – Dividends from net investment income are declared and distributed annually. Distributable net realized capital gains are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are recorded on the ex dividend date and determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment. Temporary differences do not require reclassification.

Federal Income Taxes – It is the Fund’s policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision has been recorded.

ACM Dynamic Opportunity Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2018

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended December 31, 2015 to December 31, 2017, or expected to be taken in the Fund’s December 31, 2018 year-end tax return. The Fund identifies its major tax jurisdictions as U.S. federal and Nebraska, and foreign jurisdictions where the Fund makes significant investments. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

Cash and cash equivalents – Cash and cash equivalents are held with a financial institution. The asset of the Fund may be placed in deposit accounts at U.S. banks and such deposits generally exceed Federal Deposit Insurance Corporation (“FDIC”) insurance limits. The FDIC insures deposit accounts up to $250,000 for each accountholder. The counterparty is generally a single bank rather than a group of financial institutions; thus there may be a greater counterparty credit risk. The Fund places deposits only with those counterparties which are believed to be creditworthy and there has been no history of loss.

3.	INVESTMENT TRANSACTIONS

For the six months period ended June 30, 2018, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments amounted to $73,948,967 and $64,535,507, respectively.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Ascendant Capital Management, LLC (the “Advisor”) serves as the Fund’s investment advisor. Pursuant to an advisory agreement with the Trust, on behalf of the Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a fee computed and accrued daily and paid monthly, based on the Fund’s average daily net assets and is computed at the annual rate of 1.25%. Pursuant to the advisory agreement, the Fund accrued $480,682 in advisory fees for the six months period ended June 30, 2018.

The Advisor has contractually agreed to reduce its fees and/or absorb expenses of the Fund (“Waiver Agreement”) until at least April 30, 2019, to ensure that Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement (exclusive of any front-end or contingent deferred loads; brokerage fees and commissions, acquired fund fees and expenses; borrowing costs (such as interest and dividend expense on securities sold short); taxes; and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Advisor))), will not exceed 2.40% and 2.15% of the daily average net assets attributable to each of the Class A and Class I shares, respectively. The Advisor may seek reimbursement for expenses waived or paid by it during the prior three fiscal years; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time. As of June 30, 2018, there were no previously waived fees subject to recoupment by the Advisor pursuant to the Waiver Agreement. Over the six months period ended June 30, 2018, the Advisor did not waive any fees or reimburse any expenses under the Waiver Agreement.

Northern Lights Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund shares. During the six months period ended June 30, 2018, the Distributor received $3,291 in underwriting commissions for Class A.

ACM Dynamic Opportunity Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2018

The Trust has adopted, with respect to the Fund, the Trust’s Master Distribution and Shareholder Servicing Plan for the Fund’s Class A shares (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act, to pay for certain distribution activities and shareholder services. The Plan provides a monthly service and/or distribution fee that will be calculated by the Fund at an annual rate of 0.25% per year of the average daily net assets of the Class A shares to the Distributor to be used to pay for distribution and shareholder servicing activities. For the six months period ended June 30, 2018, pursuant to the Plan, Class A shares incurred costs of $6,805.

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Gemini Fund Services, LLC (“GFS”)

GFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to a separate servicing agreement with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”)

NLCS, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

BluGiant, LLC (“BluGiant”)

BluGiant, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, BluGiant receives customary fees from the Fund.

5.	REDEMPTION FEES

The Fund may assess a short term redemption fee of 1.00% of the total redemption amount of shareholders sell their share after holding them for less than thirty days. The redemption fee is paid directly to the Fund from which the redemption is made. Please refer to the Statement of Changes for the collected redemption fees.

6.	DISTRIBUTIONS AND TAX COMPONENTS OF CAPITAL

The Statement of Assets and Liabilities represents cost for financial reporting purposes. Aggregate cost for federal tax purposes including call options written and short sales is $44,074,969 for the Fund.

Gross unrealized appreciation:	$11,142,271
Gross unrealized depreciation:	(449,495)
Net unrealized appreciation:	$10,692,776

There were no distributions paid for the year ended December 31, 2017 and December 31, 2016.

As of December 31, 2017, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
$—	$—	$(27,174)	$(707,549)	$(278,392)	$9,081,678	$8,068,563

ACM Dynamic Opportunity Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2018

The difference between book basis and tax basis accumulated net realized loss, and unrealized appreciation from investments is primarily attributable to the tax deferral of losses on wash sales and straddles, the mark-to-market on passive foreign investment companies, and adjustments for partnerships. In addition, the amount listed under other book/tax differences is primarily attributable to the tax deferral of losses on straddles.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and elected to defer such late year losses of $27,174.

At December 31, 2017, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

Non-Expiring	Non-Expiring
Short-Term	Long-Term	Total
$707,549	$—	$707,549

Permanent book and tax differences, primarily attributable to the reclass of net operating losses, adjustments related to partnerships and passive foreign investment companies, and adjustments for capitalization in lieu of short dividend payments resulted in reclassification for the year ended December 31, 2017 as follows:

Paid	Accumulated	Accumulated
In	Net Investment	Net Realized
Capital	Income (Loss)	Gains (Loss)
$(657,072)	$747,426	$(90,354)

7.	BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of voting securities of a fund creates a presumption of control of the Fund, under Section 2(a)(9) of the 1940 Act. As of June 30, 2018, Charles Schwab held 46.68% of the voting securities for the sole benefit of customers and may be deemed to control the Fund.

8.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

ACM Dynamic Opportunity Fund
EXPENSE EXAMPLES (Unaudited)
June 30, 2018

As a shareholder of the ACM Dynamic Opportunity Fund, you incur two types of costs: (1) transaction costs, such as sales charges (loads) on purchases and redemption fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the ACM Dynamic Opportunity Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period beginning January 1, 2018 and ending June 30, 2018.

Table 1. Actual Expenses

Table 1 “Actual Expenses” provides information about actual account values and actual expenses. You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period”.

Table 2. Hypothetical Example for Comparison Purposes

Table 2 below provides information about hypothetical account values and hypothetical expenses based on the ACM Dynamic Opportunity Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning	Ending Account	Expenses Paid During
Actual	Annualized	Account Value	Value	Period *
Expenses	Expense Ratio	1/1/18	6/30/2018	1/1/18 - 6/30/18
Class A	2.10%	$1,000.00	$1,015.20	$10.49
Class I	1.85%	$1,000.00	$1,016.30	$9.25

		Beginning	Ending Account	Expenses Paid During
Hypothetical	Annualized	Account Value	Value	Period *
(5% return before expenses)	Expense Ratio	1/1/18	6/30/2018	1/1/18 - 6/30/18
Class A	2.10%	$1,000.00	$1,014.38	$10.49
Class I	1.85%	$1,000.00	$1,015.62	$9.25

*	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the number of days in the period (181) divided by the number of days in the fiscal year (365).

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST III

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST III DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

¡         Social Security number and income

¡         assets, account transfers and transaction history

¡         investment experience and risk tolerance

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust III chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Northern Lights Fund Trust III share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	YES	NO
For our marketing purposes – to offer our products and services to you	NO	We do not share
For joint marketing with other financial companies	NO	We do not share
For our affiliates’ everyday business purposes – information about your transactions and experiences	NO	We do not share
For our affiliates’ everyday business purposes – information about your creditworthiness	NO	We do not share
For our affiliates to market to you	NO	We do not share
For nonaffiliates to market to you	NO	We do not share

Questions?	Call 1-888-339-4230

What we do
How does Northern Lights Fund Trust III protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust III collect my personal information?

We collect your personal information, for example, when you

¡        open an account or give us contact information

¡        provide account information or give us your income information

¡        make deposits or withdrawals from your account

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

¡        sharing for affiliates’ everyday business purposes—information about your creditworthiness

¡         affiliates from using your information to market to you

¡         sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ¡ Northern Lights Fund Trust III does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ¡ Northern Lights Fund Trust III does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ¡ Northern Lights Fund Trust III does not jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-844-798-3833 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-844-798-3833.

INVESTMENT ADVISOR
Ascendant Capital Management, LLC
10866 Wilshire Blvd., Suite 1600
Los Angeles, CA 90024

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, NY 11788

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust III

By (Signature and Title)

/s/ Richard Malinowski

Richard Malinowski, Principal Executive Officer/President

Date 9/4/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Richard Malinowski

Richard Malinowski, Principal Executive Officer/President

Date 9/4/18

By (Signature and Title)

/s/ Brian Curley

Brian Curley, Principal Financial Officer/Treasurer

Date 9/4/18